Income taxes (Schedule of detailed information about deferred taxes) (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of information about income taxes [Line Items]
Deferred tax assets	$ 11,296,662	$ 10,913,452	$ 10,599,354
Deferred tax asset not recognized	(11,296,662)	(10,913,452)	(10,599,354)
Net deferred tax assets	0	0	0
Non-capital losses [Member]
Disclosure of information about income taxes [Line Items]
Deferred tax assets	9,579,099	9,163,035	8,833,940
Capital losses [Member]
Disclosure of information about income taxes [Line Items]
Deferred tax assets	158,010	159,162	159,671
Property, equipment, patents and deferred costs [Member]
Disclosure of information about income taxes [Line Items]
Deferred tax assets	$ 1,559,553	$ 1,591,255	$ 1,605,743